Loans and advances and deposits at amortised cost (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Deposits [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	£ 415,787	£ 394,838
Deposits [member] | Banks [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	15,402	14,166
Deposits [member] | Customers [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	400,385	380,672
Loans and advances [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost	339,115	326,406
Loans and advances [member] | Banks [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost	9,624	10,575
Loans and advances [member] | Customers [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost	311,739	310,097
Debt securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost	£ 17,752	£ 5,734